Unaudited Quarterly Financial Results (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Information

	2012
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$380,381	$374,511	$265,863	$156,760
Gross profit	$115,619	$115,631	$84,537	$52,749
Income from continuing operations	$9,748	$16,586	$7,030	$5,047
Income from discontinued operations, net of income taxes	1,574	847	1,485	336
Net income	$11,322	$17,433	$8,515	$5,383

Basic earnings per common share:
Income from continuing operations	$0.19	$0.32	$0.16	$0.14
Income from discontinued operations	0.03	0.01	0.03	—
Net income	$0.22	$0.33	$0.19	$0.14

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.31	$0.15	$0.13
Income from discontinued operations	0.03	0.02	0.04	0.01
Net income	$0.21	$0.33	$0.19	$0.14

	2011
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$148,029	$147,014	$132,862	$119,734
Gross profit	$50,151	$50,793	$46,179	$40,705
Income from continuing operations	$6,636	$6,843	$5,450	$2,821
Income from discontinued operations, net of income taxes	865	924	415	343
Net income	$7,501	$7,767	$5,865	$3,164

Basic earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.15	$0.08
Income from discontinued operations	0.02	0.03	0.01	0.01
Net income	$0.20	$0.21	$0.16	$0.09

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.14	$0.08
Income from discontinued operations	0.02	0.03	0.02	—
Net Income	$0.20	$0.21	$0.16	$0.08